Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Supplemental Balance Sheet and Other Information	Supplemental balance sheet and other information related to operating leases as of December 31, 2024 and 2023 are as follows:

(in thousands, except lease term and discount rate)	Location in consolidated balance sheet	2024	2023

Operating lease right-of-use assets	Other long-term assets	$116,238	$105,240

Current operating lease liabilities	Accrued and other current liabilities	$24,335	$22,268
Long-term operating lease liabilities	Other long-term liabilities	$96,658	$79,063

Weighted average remaining lease term		7.38 years	6.80 years
Weighted average discount rate		3.31%	2.85%

Supplemental Cash Flow Information Related to Leases	Supplemental cash flow information related to operating leases for the years ended December 31, 2024 and 2023 is as follows:

(in thousands)	2024	2023

Cash paid for operating leases included in cash flows from operating activities	$27,306	$29,300
Operating lease right-of-use assets obtained in exchange for lease obligations	$44,219	$30,911

Maturities of Lease Liabilities	Future operating lease payments as of December 31, 2024 are as follows:

Years ending December 31, (in thousands)

2025	$27,056
2026	23,052
2027	19,156
2028	14,535
2029	9,216
Thereafter	42,327
Total lease payments	135,342
Less: Imputed interest	(14,349)
Total	$120,993